CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 140,760	$ 117,329	$ 352,868	$ 387,826
Other comprehensive income (loss), net of tax:
Change in derivative instruments designated as cash flow hedges	47,787	(1,477)	69,861	(26,470)
Reclassification of (gain) loss on derivative instruments designated as cash flow hedges	(5,351)	(8,547)	(16,265)	(24,266)
Foreign currency translation adjustment	(38)	(249)	(821)	476
Other comprehensive income (loss), net of tax	42,398	(10,273)	52,775	(50,260)
Comprehensive income	183,158	107,056	405,643	337,566
Dividend on preferred shares	19,169	15,888	56,522	46,520
Comprehensive income attributable to common shareholder	$ 163,989	$ 91,168	$ 349,121	$ 291,046